INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

13.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the years ended December 31, 2018, 2019 and 2020.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the years ended December 31, 2018, 2019 and 2020.

13.  INCOME TAXES (continued)

Hong Kong

500wan HK is incorporated in Hong Kong, under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income. As 500wan HK does not conduct any substantive operations of its own, no provision for Hong Kong income tax has been made in the financial statements as 500wan HK had no assessable income for the years ended December 31, 2018, 2019 and 2020.

Japan

500.com Nihon Co., Ltd is incorporated in Japan in July 2017 and does not conduct any substantive operations of its own. No provision for Japan income tax has been made in the financial statements as 500.com Nihon Co., Ltd had no assessable income for the years ended December 31, 2018, 2019 and 2020.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology, E-Sun Network, E-Sun Sky Computer, E-Sun Sky Network, Shenzhen Yicai, Hainan Jingli, Guangtiandi Technology, and Shenzhen Kaisheng are subject to the EIT rate of 25% in 2018, 2019 and 2020, respectively.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government policy, qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15%in 2018, 2019 and 2020.

Loss before income taxes from continuing operations consists of:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cayman Islands	(166,710)	(432,971)	(121,723)	(18,655)
USA	(4,058)	(4,350)	(554)	(85)
Hong Kong	(7,740)	(8,166)	(4,887)	(749)
Japan	(1,592)	(2,523)	(542)	(83)
Malta	(7,949)	(257)	(9,712)	(1,488)
Curacao	(12,752)	(22,698)	1,105	169
Cyprus	(8)	(31)	(43)	(7)
PRC	(290,530)	(190,932)	(88,394)	(13,547)

	(491,339)	(661,928)	(224,750)	(34,445)

13.  INCOME TAXES (continued)

People’s Republic of China (continued)

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Current tax benefit (expense)	19,258	—	(4)	(1)
Deferred tax benefit	344	7,642	3,658	561

Income tax benefit	19,602	7,642	3,654	560

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax benefit is as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Loss before income taxes	(491,339)	(661,928)	(224,750)	(34,445)
Income tax computed at applicable tax rates (25%)	(122,835)	(165,482)	(56,188)	(8,611)
Effect of different tax rates in different jurisdictions	979	1,120	2,222	341
Non-deductible expenses	81,459	114,276	19,819	3,037
Change in valuation allowance	45,832	59,338	43,261	6,629
Changes in interest and penalties on unrecognized tax position	1,637	—	—	—
Effect of EIT reversal for previous years	(20,726)	—	(3,598)	(551)
Research and development super-deduction	(5,942)	(9,237)	(9,110)	(1,396)
Others	(6)	(7,657)	(60)	(9)
	(19,602)	(7,642)	(3,654)	(560)

A reconciliation of the beginning and ending amount of unrecognized tax position is as follows:

	2019	2020	2020
	RMB	RMB	US$

Balance at beginning of year	2,133	1,920	294
Decrease relating to prior year tax positions	—	(1,920)	(294)
Decrease relating to expiration of applicable statute of limitations	(213)	—	—

Balance at end of year	1,920	—	—

The Group recognizes interest accrued related to unrecognized tax position in taxation expenses. During the years ended December 31, 2018, 2019 and 2020, the Group did not recognize interest on these unrecognized tax position and reversed approximately RMB7,420, nil and nil in interest, respectively. The Group did not accrue interest on these uncertain taxes as of December 31, 2018, 2019 and 2020. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings. As of December 31, 2020, the PRC subsidiaries’ 2016 to 2020 tax returns remain open to examination.

13.  INCOME TAXES (continued)

People’s Republic of China (continued)

The components of deferred taxes are as follows:

	2019	2020	2020
	RMB	RMB	US$

Deferred tax assets
Advertising costs deductible in future years	63,430	63,391	9,715
Deferred government grants	261	75	11
Loss from equity method investment	1,648	3,271	501
Bad debt provision	7,302	5,577	855
Accrued rental expense	15	63	10
Impairment of long-term investments	4,424	4,350	667
Net operating losses (“NOLs”)	160,271	166,118	25,459
Less: valuation allowance	(237,351)	(242,845)	(37,218)

Total deferred tax assets, net	—	—	—

Deferred tax liabilities
Apps and other licenses arisen from business combination	(59)	—	—

Total deferred tax liabilities	(59)	—	—

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2020, the Group had NOLs of approximately RMB492,220 (US$75,436) and RMB31,636 (US$4,848) from several of its VIEs and the Multi Group, respectively, which can be carried forward to offset future net profit for income tax purposes. The NOLs from several of its VIEs as of December 31, 2020 will expire in years 2021 to 2025 if not utilized. Substantially all of NOLs from the Multi Group as of December 31, 2020 will expire in years 2029 to 2030 if not utilized.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries were nil as of December 31, 2019 and 2020. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were nil as of December 31, 2019 and 2020.